Business Organization and Nature of Operations	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Business Organization and Nature of Operations [Abstract]
BUSINESS ORGANIZATION AND NATURE OF OPERATIONS

Note 1 — Business Organization and Nature of Operations

CohBar, Inc. (“CohBar” or the “Company”) is a clinical stage biotechnology company that has historically focused on leveraging the power of the mitochondria and the peptides encoded in its genome to develop potential breakthrough therapeutics targeting chronic and age-related diseases. CohBar’s primary historical activities have included utilizing its mitochondria focused technology platform to identify and develop novel peptide analogs, the research and development of its pipeline, securing intellectual property protection for its discoveries and assets, managing collaborations and clinical trials with contract research organizations (“CROs”) and raising capital to fund the Company’s operations.

In December 2022, CohBar suspended its Investigational New Drug (“IND”)-enabling work on pre-clinical candidate CB5138-3, which CohBar had been developing as a potential treatment of idiopathic pulmonary fibrosis and other fibrotic diseases. The decision to suspend IND-enabling work was based on completed non-clinical formulation studies seeking to identify a formulation suitable for clinical development. In addition, CohBar does not believe that the formulation of CB4211 used in the Phase 1b stage of the trial is suitable for further development. Efforts to develop an improved formulation have not been successful to date and there can be no assurances that the Company will be able to develop such a formulation.

RECENT DEVELOPMENTS

CohBar and Morphogenesis, Inc., a Delaware corporation (“Morphogenesis”), entered into an Agreement and Plan of Merger, as amended from time to time (the “Merger Agreement”) on May 22, 2023, pursuant to which, among other matters, Chimera MergeCo, Inc., a Delaware corporation and wholly owned subsidiary of CohBar, will merge with and into Morphogenesis, with Morphogenesis surviving as a wholly owned subsidiary of CohBar and CohBar being the surviving corporation of the merger (the “Merger”). After the completion of the Merger, CohBar will change its corporate name to “TuHURA Biosciences, Inc.” CohBar following the Merger is referred to herein as the “combined company.”

Subject to the terms of the Merger Agreement, at the effective time of the Merger (the “Effective Time”), (a) each then-outstanding share of Morphogenesis common stock will be converted into and become exchangeable for a number of shares of CohBar common stock, (b) each then-outstanding option to purchase Morphogenesis common stock will be converted into an option to purchase shares of CohBar common stock, subject to certain adjustments as set forth in the Merger Agreement, and (c) each then-outstanding warrant to purchase shares of Morphogenesis Common Stock will be converted into and exchangeable for a warrant of like tenor entitling the holder to purchase shares of CohBar common stock, subject to certain adjustments as set forth in the Merger Agreement. Immediately after the Merger, CohBar securityholders as of immediately prior to the Merger are expected to own approximately 15% of the outstanding shares of capital stock of the combined company and former Morphogenesis securityholders, excluding shares of common stock purchased in the Initial Financing (as defined below) are expected to own approximately 77% of the outstanding shares of capital stock of the combined company, subject to certain assumptions, including, but not limited to, CohBar’s net cash as of the Effective Time being at least $4 million.

The Merger is expected to be accounted for as a reverse recapitalization, where the assets and liabilities of CohBar will be recorded at their carrying values, with no goodwill or other intangible assets recorded, in accordance with GAAP. Under this method of accounting, CohBar will be treated as the “accounting acquiree” and Morphogenesis as the “accounting acquirer” for financial reporting purposes. Accordingly, for accounting purposes, the net assets of CohBar and Morphogenesis will be stated at carrying value, with no goodwill or other intangible assets recorded, and the historical results of operations prior to the Merger will be those of Morphogenesis.

The Merger is expected to close in the third quarter of 2023 and is subject to approval by the stockholders of CohBar and Morphogenesis as well as other customary closing conditions. One such condition is that CohBar shall have at least $4 million cash and cash equivalents after taking into account any of its transaction expenses as of the Effective Time. If CohBar is unable to satisfy certain closing conditions or if other mutual closing conditions are not satisfied, Morphogenesis will not be obligated to complete the Merger. The Merger Agreement contains certain termination rights of each of Morphogenesis and CohBar. Under certain circumstances, Morphogenesis may be required to pay CohBar a termination fee of $3 million or reimburse CohBar’s expenses up to a maximum of $1.5 million, and CohBar may be required to pay Morphogenesis a termination fee of $1 million or reimburse Morphogenesis’ expenses up to a maximum of $1.5 million. If the Merger is completed, the business of Morphogenesis will continue as the business of the combined company, and it is anticipated that the combined company will not continue to develop CohBar’s product candidates.

Morphogenesis is a clinical stage immuno-oncology company developing novel personalized cancer vaccine product candidates and also developing inhibitors of myeloid derived suppressor cells, to modulate their immunosuppressive effects on the tumor microenvironment. The company’s technologies are designed to overcome primary and acquired resistance to checkpoint inhibitors or cellular therapies like CAR T in the treatment of cancer. Morphogenesis has developed Immune FxTM (“IFx”), as a personalized cancer vaccine technology designed to “trick” the body’s immune system to attack tumor cells by making tumor cells look like bacteria and to thereby harness the natural power of innate immunity by leveraging natural mechanisms conserved throughout evolution to recognize threats from foreign pathogens like bacteria or viruses. Morphogenesis’ personalized cancer vaccine product candidates are delivered either via intratumoral injection (in the case of the company’s proprietary plasmid DNA vaccine product candidate) or tumor targeted via intravenous or autologous whole-cell administration (in the case of the company’s messenger RNA vaccine product candidate). Morphogenesis has disclosed that, under its current development plan and subject to the FDA’s agreement on clinical trial design, Morphogenesis expects to initiate a single registration-directed trial utilizing the FDA’s accelerated approval pathway for IFx-Hu2.0 in the first half of 2024, with top line results expected to be available in mid-to-late 2026 according to the development plan.

On May 22, 2023 and concurrently with the execution and delivery of the Merger Agreement, CohBar entered into a Stock Purchase Agreement (the “Stock Purchase Agreement”) with K & V Investment Two, LLC, a Florida limited liability company (the “Investor”). Pursuant to the Stock Purchase Agreement, CohBar will issue, subject to adjustments contained in the Stock Purchase Agreement, 7,500,000 shares of CohBar common stock for an aggregate purchase price of $15 million (the “Initial Financing”) immediately prior to the Effective Time (the “Initial Closing”). The consummation of the Initial Financing is conditioned on the satisfaction or waiver of the conditions set forth in the Stock Purchase Agreement. In addition, pursuant to the Stock Purchase Agreement, CohBar has agreed to sell, at the election of the Investor within six months after the Initial Closing of the Initial Financing and subject to the satisfaction or waiver of the conditions set forth in the Stock Purchase Agreement, an aggregate of 7,500,000 additional shares of CohBar common stock, subject to adjustments contained in the Stock Purchase Agreement, for an aggregate purchase price of up to $15 million at the same price per share as sold in connection with the Initial Closing (the “Second Financing”).

At or prior to the Effective Time, CohBar will enter into a Contingent Value Rights Agreement (the “CVR Agreement”) with a rights agent, pursuant to which CohBar’s pre-Merger common stockholders and certain warrant holders of record as of the Record Date will receive one Contingent Value Right (“CVR”) for each outstanding share of CohBar common stock held by such stockholder or CohBar warrant holders. Each CVR will entitle the holder thereof to receive certain cash payments from the net proceeds, if any, related to the disposition of CohBar’s legacy assets pursuant to any disposition agreement entered into within three years of the closing of the Merger. The payment date for the CVRs will be three business days after the Effective Time, provided, that CohBar will make additional CVR distributions to certain CohBar warrant holders from time to time in accordance with the terms of such warrants.

Note 1 — Business Organization and Nature of Operations

CohBar, Inc. (“CohBar,” “its” or the “Company”) is a clinical stage biotechnology company leveraging the power of the mitochondria and the peptides encoded in its genome to develop potential breakthrough therapeutics targeting chronic and age-related diseases.

The Company’s primary historical activities have included utilizing its technology platform to identify and develop novel peptide analogs, the research and development of its pipeline, securing intellectual property protection for its discoveries and assets, managing collaborations and clinical trials with contract research organizations (“CROs”) and raising capital to fund the Company’s operations. To date, the Company has not generated any revenues from operations and does not expect to generate any revenues in the near future. The Company has financed its operations primarily with proceeds from sales of its equity securities, private placements, the exercise of outstanding warrants and stock options and the issuance of debt instruments.

The Company has suspended IND-enabling work on pre-clinical candidate CB5138-3, which the Company had been developing as a potential treatment of idiopathic pulmonary fibrosis and other fibrotic diseases. The decision to suspend IND-enabling work follows recently completed non-clinical formulation studies seeking to identify a formulation suitable for clinical development. In connection with the decision to suspend IND-enabling work for this candidate, the Company intends to explore development and/or partnership opportunities within the Company’s peptide library and technology platform, while simultaneously exploring other strategic alternatives. In addition, the Company does not believe that the formulation of CB4211 used in the Phase 1b stage of the trial is suitable for further development. Efforts to develop an improved formulation have not been successful to date and there can be no assurances that the Company will be able to develop such a formulation.

The Company has retained Ladenburg Thalmann & Co. Inc. as a financial advisor to assist the Company in exploring strategic alternatives. Potential strategic alternatives that may be explored or evaluated as part of this process include a merger, business combination, investment into the Company, asset sale or other strategic transaction. The board of directors of the Company has not set a timetable for the conclusion of this review, nor has it made any definitive decisions related to taking any further actions or potential strategic options at this time or at all. There can be no assurance that this process will result in any such transaction and the Company does not intend to disclose additional details unless and until it has entered into a specific transaction.

In response to the COVID-19 pandemic, the Company took steps to mitigate the potential impacts on its business, including modifying its business practices by restricting nonessential travel, implementing a partial work from home policy for its employees and instituting new safety protocols for its lab to enable essential on-site work to continue. The extent to which the pandemic or future pandemics may impact the Company’s business or future preclinical studies and clinical trials will depend on future developments, which are highly uncertain and cannot be predicted with confidence. The Company expects to continue to take actions that are in the best interests of its employees and business partners.